Merger - Summary of Merger (Detail) - USD ($) $ in Thousands	Sep. 18, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans
Goodwill From the Merger		$ 35,842	$ 2,333	$ 2,333
GNB Financial Services Inc [Member]
Business Acquisition [Line Items]
Total Consideration in the Merger	$ 71,473
LINKBANCORP, Inc. stockholders' equity	43,124
LINKBANCORP, Inc. goodwill and intangibles	(1,353)
Loans
Interest rate	(1,521)
General credit	(6,346)
Credit adjustment for loans acquired with deteriorated credit quality	(1,243)
Remove existing deferred loan fees, net at acquisition	1,192
Remove the allowance for loan losses present at acquisition	4,953
Intangible assets	1,146
Other assets	(991)
Time deposits	(231)
Subordinated debt	(765)
Net Assets Acquired	37,965
Goodwill From the Merger	$ 33,508